Nature of the Business and Summary of Significant Accounting Policies (Details Textual) $ / shares in Units, m² in Millions			6 Months Ended		12 Months Ended
	Nov. 29, 2015 USD ($)	Jul. 02, 2015 USD ($) m²	Jun. 30, 2017 USD ($) subsidiaries $ / shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) subsidiaries $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Nature of the Business and Summary of Significant Accounting Policies (Textual)
Ownership percentage owned by Omagine and JOL					60.00%
Number of wholly owned subsidiaries dissolved whose businesses were discontinued | subsidiaries			2		2
Loan from bank	$ 25,000,000
Amount in Oman bank account not covered by FDIC insurance			$ 400		$ 2,100	$ 36,000
Aggregate stock-based compensation expense			$ 270	$ 270	$ 292,463	3,115,190
Ownership percentage owned by omagine			100.00%		100.00%
Increase in stockholders' equity						718,614,000
Increase in non-controlling interests			$ 716,015,073		$ 716,187,418	717,497,790	$ (479,188)
Non-cash consideration received by LLC as land rights						$ 718,614,000
Basic earnings (loss) per share | $ / shares			$ 0.001		$ 0.001
Area of beachfront land | m²		1
Cash deposit at qatari bank			$ 25,000,000		$ 25,000,000
Interest rate and labor rate, description			The Al Rayan Bank Loan, which was subject to the satisfaction of certain conditions precedent to closing, would bear interest at an annual rate equal to the 12 month LIBOR rate plus 1% and would be payable one year from the closing date.		The loan, which is subject to satisfaction of certain conditions precedent to closing, would bear interest at an annual rate equal to the 12 month LIBOR rate plus 1% and would be payable one year from the closing date.
Non-controlling interests owned by Omagine, description			As of the date of this report (and subject to the closing of the exercise of the OMAG Options) LLC is owned 75% by OMAG. In May 2011, OMAG's 100% ownership of LLC was reduced to 60%.		As of the date of this report LLC is owned 60% by Omagine. In May 2011, Omagine, JOL and three new investors (the "New Investors") entered into a shareholders' agreement (the "Shareholder Agreement") pursuant to which Omagine's 100% ownership of LLC was reduced to 60%.
Land Rights [Member]
Nature of the Business and Summary of Significant Accounting Policies (Textual)
Increase in stockholders' equity		$ 431,168,400
Increase in non-controlling interests		$ 287,445,600